Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000002190 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		8.32%	8.28%	13.29%
C000002192 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	10.19%	8.47%	13.11%
C000002193 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	13.09%	8.75%	13.11%
C000002216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[3]	19.96%	(0.75%)	10.30%
C000002215 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[4]	16.94%	(1.04%)	10.30%
C000002210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		14.87%	(1.18%)	10.47%
C000002223 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		13.86%	4.67%	8.11%
C000002228 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[5]	15.96%	4.80%	7.94%
C000002229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[6]	18.94%	5.13%	7.93%
C000002252 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[7]	26.98%	11.68%	18.29%
C000002251 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[8]	23.99%	11.49%	18.29%
C000002249 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		21.55%	11.20%	18.48%
C000002259 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		7.00%	6.70%	9.31%
C000002264 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[9]	8.68%	6.86%	9.14%
C000002265 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[10]	11.70%	7.17%	9.14%
C000132015 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[11]	9.31%	6.18%	9.99%
C000132014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[12]	6.42%	5.90%	9.98%
C000132013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		4.66%	5.71%	10.15%
C000132022 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		5.54%	7.22%	8.65%
C000132023 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[13]	7.21%	7.41%	8.47%
C000132024 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[14]	10.14%	7.69%	8.48%
Without Sales Load [Member] | C000002190 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		14.93%	9.57%	13.97%
Without Sales Load [Member] | C000002192 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		14.10%	8.76%	13.11%
Without Sales Load [Member] | C000002193 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		14.06%	8.75%	13.11%
Without Sales Load [Member] | C000002194 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		15.21%	9.85%	14.25%
Without Sales Load [Member] | C000002196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		14.09%	8.76%	13.11%
Without Sales Load [Member] | C000002198 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		14.64%	9.31%	13.69%
Without Sales Load [Member] | C000002199 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		14.93%	9.58%	13.96%
Without Sales Load [Member] | C000002191 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		15.22%	9.85%	14.25%
Without Sales Load [Member] | C000124424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		15.33%	9.94%	14.34%
Without Sales Load [Member] | C000075013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		22.28%	0.37%	11.53%
Without Sales Load [Member] | C000002211 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		22.15%	0.24%	11.41%
Without Sales Load [Member] | C000002222 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		21.85%	(0.00%)	11.12%
Without Sales Load [Member] | C000002221 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		21.51%	(0.25%)	10.84%
Without Sales Load [Member] | C000002219 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		20.94%	(0.76%)	10.29%
Without Sales Load [Member] | C000002217 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		22.13%	0.24%	11.40%
Without Sales Load [Member] | C000002216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		20.96%	(0.75%)	10.30%
Without Sales Load [Member] | C000002215 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		20.94%	(0.76%)	10.30%
Without Sales Load [Member] | C000002210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		21.88%	(0.00%)	11.13%
Without Sales Load [Member] | C000002223 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		20.81%	5.92%	8.75%
Without Sales Load [Member] | C000002228 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		19.96%	5.13%	7.94%
Without Sales Load [Member] | C000002229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		19.94%	5.13%	7.93%
Without Sales Load [Member] | C000002230 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		21.10%	6.18%	9.02%
Without Sales Load [Member] | C000002232 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		19.92%	5.11%	7.93%
Without Sales Load [Member] | C000002234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		20.54%	5.65%	8.48%
Without Sales Load [Member] | C000002235 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		20.82%	5.91%	8.75%
Without Sales Load [Member] | C000002224 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		21.11%	6.18%	9.01%
Without Sales Load [Member] | C000034436 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		21.24%	6.29%	9.13%
Without Sales Load [Member] | C000124425 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		29.41%	12.92%	19.59%
Without Sales Load [Member] | C000002250 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		29.28%	12.81%	19.48%
Without Sales Load [Member] | C000002258 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		28.97%	12.53%	19.18%
Without Sales Load [Member] | C000002257 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		28.66%	12.25%	18.88%
Without Sales Load [Member] | C000002255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		28.00%	11.69%	18.29%
Without Sales Load [Member] | C000002253 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		29.30%	12.81%	19.48%
Without Sales Load [Member] | C000002252 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		27.98%	11.68%	18.29%
Without Sales Load [Member] | C000002251 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		27.99%	11.68%	18.29%
Without Sales Load [Member] | C000002249 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		28.97%	12.53%	19.18%
Without Sales Load [Member] | C000002259 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		13.53%	7.97%	9.96%
Without Sales Load [Member] | C000002264 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		12.68%	7.16%	9.14%
Without Sales Load [Member] | C000002265 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		12.70%	7.17%	9.14%
Without Sales Load [Member] | C000002266 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		13.80%	8.24%	10.24%
Without Sales Load [Member] | C000002268 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		12.68%	7.17%	9.14%
Without Sales Load [Member] | C000002270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		13.24%	7.70%	9.68%
Without Sales Load [Member] | C000002271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		13.54%	7.98%	9.96%
Without Sales Load [Member] | C000002260 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		13.82%	8.24%	10.24%
Without Sales Load [Member] | C000033014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		13.93%	8.36%	10.35%
Without Sales Load [Member] | C000132021 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		11.44%	7.33%	11.19%
Without Sales Load [Member] | C000132020 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		11.37%	7.23%	11.08%
Without Sales Load [Member] | C000132019 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		11.05%	6.96%	10.82%
Without Sales Load [Member] | C000132018 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		10.81%	6.70%	10.54%
Without Sales Load [Member] | C000132017 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		10.29%	6.18%	9.98%
Without Sales Load [Member] | C000132016 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		11.38%	7.23%	11.09%
Without Sales Load [Member] | C000132015 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		10.27%	6.18%	9.99%
Without Sales Load [Member] | C000132014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		10.27%	6.17%	9.98%
Without Sales Load [Member] | C000132013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		11.05%	6.96%	10.81%
Without Sales Load [Member] | C000132022 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		11.98%	8.50%	9.29%
Without Sales Load [Member] | C000132023 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		11.21%	7.71%	8.47%
Without Sales Load [Member] | C000132024 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		11.14%	7.69%	8.48%
Without Sales Load [Member] | C000132025 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		12.26%	8.77%	9.56%
Without Sales Load [Member] | C000132026 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		11.21%	7.70%	8.48%
Without Sales Load [Member] | C000132027 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		11.74%	8.24%	9.01%
Without Sales Load [Member] | C000132028 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		12.02%	8.51%	9.29%
Without Sales Load [Member] | C000132029 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		12.32%	8.78%	9.56%
Without Sales Load [Member] | C000132030 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		12.37%	8.87%	9.64%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[15],[16]	20.10%	11.80%	14.84%
MSCI EAFE Europe Australasia Far East Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Average Annual Return, Percent	[17],[18]	21.62%	9.35%	9.54%
Standard And Poor s 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Average Annual Return, Percent	[19],[20]	20.38%	12.79%	15.37%
MSCI All Country World Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Average Annual Return, Percent	[21],[22]	22.35%	10.88%	12.58%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent	[23]	23.25%	5.04%	10.66%
Standard And Poor s North American Technology Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's North American Technology Sector Index
Average Annual Return, Percent	[20],[24]	41.03%	18.59%	24.26%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent	[15],[25]	29.72%	11.84%	11.76%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	Assuming redemption at the end of the applicable period.
[8]	Assuming redemption at the end of the applicable period.
[9]	Assuming redemption at the end of the applicable period.
[10]	Assuming redemption at the end of the applicable period.
[11]	Assuming redemption at the end of the applicable period.
[12]	Assuming redemption at the end of the applicable period.
[13]	Assuming redemption at the end of the applicable period.
[14]	Assuming redemption at the end of the applicable period.
[15]	Source: FactSet Research Systems Inc.
[16]	Source: FactSet Research Systems Inc.
[17]	Source: FactSet Research Systems Inc.
[18]	Source: FactSet Research Systems Inc.
[19]	Source: FactSet Research Systems Inc.
[20]	Source: FactSet Research Systems Inc.
[21]	Source: FactSet Research Systems Inc.
[22]	Source: FactSet Research Systems Inc.
[23]	Source: FactSet Research Systems Inc.
[24]	Source: FactSet Research Systems Inc.
[25]	Source: FactSet Research Systems Inc.